Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [abstract]
Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2022 and 2021 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.22	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	1,070,298	—	1,070,298	(1,033,708)	36,590
Total	1,070,298	—	1,070,298	(1,033,708)	36,590
Financial Liabilities
Derivate Instruments	1,133,943	—	1,133,943	(1,033,708)	100,235
Total	1,133,943	—	1,133,943	(1,033,708)	100,235

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.21	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	208,098	—	208,098	(194,641)	13,457
Total	208,098	—	208,098	(194,641)	13,457
Financial Liabilities
Derivate Instruments	249,179	—	249,179	(194,641)	54,538
Total	249,179	—	249,179	(194,641)	54,538